Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and deposits	¥ 229,557	¥ 389,059
Short-term investments	303,973	460,637
Total	¥ 533,530	¥ 849,695	¥ 966,222	¥ 637,614